Acquisitions and Disposals of Businesses and Assets (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended			12 Months Ended				0 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2008 USD ($)	Dec. 31, 2008	Nov. 01, 2010 Tau Lekoa [Member] South Africa [Member] ZAR	Aug. 04, 2010 Tau Lekoa [Member] South Africa [Member] USD ($)	Aug. 04, 2010 Tau Lekoa [Member] South Africa [Member] ZAR	Dec. 31, 2010 Tau Lekoa [Member] South Africa [Member] ZAR	Dec. 31, 2010 B2 Gold Corporation [Member] Colombia [Member] USD ($)	Dec. 31, 2008 B2 Gold Corporation [Member] Colombia [Member]	May 16, 2008 B2 Gold Corporation [Member] Colombia [Member]	Sep. 08, 2009 Kibali Gold Project [Member] Democratic Republic Congo [Member] USD ($)	Dec. 31, 2009 Kibali Gold Project [Member] Democratic Republic Congo [Member] USD ($)	Dec. 31, 2009 Kibali Gold Project [Member] Democratic Republic Congo [Member] ZAR	Dec. 31, 2009 Sadiola [Member] Mali [Member] USD ($)	Dec. 31, 2009 Boddington Gold Mine [Member] Australia [Member] USD ($)	Dec. 31, 2009 Boddington Gold Mine [Member] Australia [Member] USD ($)	Dec. 31, 2008 Cripple Creek And Victor Gold Mining [Member] United States America [Member]	Dec. 15, 2008 Sao Bento [Member] Brazil [Member]	Dec. 31, 2008 Sao Bento [Member] Brazil [Member] USD ($)	Dec. 31, 2008 Nufcor International Limited [Member] Other Areas [Member] USD ($)
Business Acquisition Purchase Price Allocation [Abstract]
Business Acquisition Percentage Of Voting Interests Acquired		100.00%
Property, plant and equipment	$ 93
Goodwill	18
Current assets	7
Net value of assets acquired	118
Purchase price paid	(118)
- Issuance of common stock	(118)
Gross value	(118)
Share issue expenses	0
Significant Acquisitions And Disposals [Line Items]
Significant Acquisitions And Disposals Acquisition Costs Or Sale Proceeds						600					345		12					70
Equity Method Investment Net Sales Proceeds							68												48
Equity Method Investment Gross Sales Proceeds										284
Equity Method Investment Initial Ownership Percentage											35.00%	35.00%	38.00%
Equity Method Investment Ownership Percentage Acquired									15.90%							33.00%
Equity Method Investment Joint Ownership Holdings Percentage													6.00%
Equity Method Investment Ownership Percentage Disposed							10.17%							33.33%	33.33%				50.00%
Equity Method Investment Ownership Percentage											45.00%	45.00%	41.00%
Equity Method Investment Remaining Ownership Percentage											10.00%	10.00%
Acquisition Of Equity Method Investee Price Per American Depositary Security Issued (USD Per Share)											$ 37.25
Acquisition Of Equity Method Investee Price Per Common Stock Issued (Zar Per Share)												288.32
Equity Method Investee Price Per American Depositary Security Discount											3.00%	3.00%
Business Acquisition Equity Interest Issued Or Issuable Number Of Shares Issued											7,624,162	7,624,162				3,181,198	2,701,660
Equity Interest Investment Number Of Shares Issued								25,000,000
Equity Interest Investment Number of Warrants Issued								21,400,000
Equity Interest Disposed Number Of Shares							31,556,650
Equity Method Investment Disposal First Tranch Payment				64	450										750
Equity Method Investment Disposal Second Tranch Payment			150											240
Two Tranches						two
Significant Acquisitions And Disposals Acquisition Costs Or Sale Proceeds Attributable To Company													6
Business Acquisition Contingent Consideration Potential Cash Payment													3
Business Acquisition Contingent Consideration Potential Cash Payment Attributable To Company													1.5
Contingent Assets Rate Payable Dollar Per Ounce															600
Contingent Assets Maximum Royalty Cap														$ 100	$ 100